Nationwide(R) VL
Separate Account-C
December 31, 1998



[THE BEST OF AMERICA(R) LOGO]
America's FUTURE Life Series(SM)

                                                                             '98


                                                                   ANNUAL REPORT


                                                        [NATIONWIDE LOGO]
                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio

                               [NATIONWIDE LOGO]
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220


                           [PHOTO OF JOSEPH J. GASPER]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1998 annual report of the Nationwide VL Separate Account-C.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 16, 1999

                       NATIONWIDE VL SEPARATE ACCOUNT - C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         67,771 shares (cost $405,064) .............................................   $   459,489
      American Century VP - American Century VP International (ACVPInt)
         40,174 shares (cost $275,351) .............................................       306,126
      American Century VP - American Century VP Value (ACVPValue)
         14,278 shares (cost $90,889) ..............................................        96,093
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         266 shares (cost $7,429) ..................................................         8,265
      Dreyfus Stock Index Fund (DryStkIx)
         185,783 shares (cost $5,140,294) ..........................................     6,041,674
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         8,328 shares (cost $276,608) ..............................................       300,718
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         361 shares (cost $8,302) ..................................................         9,155
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         35,182 shares (cost $1,398,277) ...........................................     1,576,836
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         83,195 shares (cost $900,788) .............................................       957,577
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         33,371 shares (cost $619,631) .............................................       668,429
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         52,010 shares (cost $1,064,968) ...........................................     1,270,081
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         17,198 shares (cost $351,358) .............................................       393,139
      Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)
         14,873 shares (cost $96,661) ..............................................        90,728
      Nationwide SAT - Balanced Fund (NSATBal)
         7,637 shares (cost $79,936) ...............................................        80,804
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         17,741 shares (cost $439,254) .............................................       471,722
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         210 shares (cost $2,107) ..................................................         2,471
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         43,182 shares (cost $513,537) .............................................       504,792
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         14,403 shares (cost $141,675) .............................................       144,610
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         7,104,131 shares (cost $7,104,131) ........................................     7,104,131
      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         33,105 shares (cost $324,442) .............................................       325,088

                                                                     (Continued)

      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         233 shares (cost $2,153) .....................................         2,543
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         61,953 shares (cost $539,799) ................................       587,937
      Nationwide SAT - Small Company Fund (NSATSmCo)
         28,600 shares (cost $412,656) ................................       457,891
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         28,029 shares (cost $242,052) ................................       283,652
      Nationwide SAT - Total Return Fund (NSATTotRe)
         5,619 shares (cost $97,485) ..................................       103,385
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         86,606 shares (cost $1,035,407) ..............................     1,198,625
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         66,658 shares (cost $849,195) ................................     1,081,201
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         12,810 shares (cost $222,364) ................................       242,488
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGr)
         11,499 shares (cost $417,543) ................................       515,480
      Oppenheimer VAF - Growth Fund (OppGro)
         3,413 shares (cost $104,659) .................................       125,165
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         13,520 shares (cost $251,274) ................................       276,894
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         18,698 shares (cost $117,838) ................................       133,132
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         8,993 shares (cost $84,775) ..................................        82,736
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         1,046 shares (cost $13,889) ..................................        14,397
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         39,914 shares (cost $423,285) ................................       458,216
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         20,492 shares (cost $209,561) ................................       225,209
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         18,657 shares (cost $183,538) ................................       219,774
                                                                          -----------
            Total investments .........................................    26,820,653
   Accounts receivable ................................................        78,606
                                                                          -----------
            Total assets ..............................................    26,899,259
ACCOUNTS RECEIVABLE ...................................................        --
                                                                          -----------
CONTRACT OWNERS' EQUITY (NOTE 7) ......................................   $26,899,259
                                                                          ===========


See accompanying notes to financial statements.

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        For the Period May 1, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                 Total       ACVPIncGr         ACVPInt       ACVPValue
                                                                 -----      ---------          -------       ---------
Investment activity:
Reinvested dividends ...............................    $      167,299           2,209              -               -
Mortality and expense charges (note 3) .............           (23,151)           (336)           (196)            (77)
                                                        --------------         -------         -------          ------
  Net investment activity ..........................           144,148           1,873            (196)            (77)
                                                        --------------         -------         -------          ------

Proceeds from mutual fund shares sold ..............         3,278,422          18,460              -              960
Cost of mutual fund shares sold ....................        (3,254,787)        (16,283)             -             (886)
                                                        --------------         -------         -------          ------
  Realized gain (loss) on investments ..............            23,635           2,177              -               74
Change in unrealized gain (loss) on investments ....         2,372,478          54,426          30,775           5,204
                                                        --------------         -------         -------          ------
  Net gain (loss) on investments ...................         2,396,113          56,603          30,775           5,278
                                                        --------------         -------         -------          ------
Reinvested capital gains ...........................            23,462              -               -               -
                                                        --------------         -------         -------          ------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............         2,563,723          58,476          30,579           5,201
                                                        --------------         -------         -------          ------
Equity transactions:
Purchase payments received from
  contract owners
Transfers between funds ............................        24,823,406         375,552         232,301          77,512
Surrenders .........................................                -           33,816          48,928          14,883
Policy loans (net of repayments) (note 5) ..........                -               -               -               -
Redemptions to pay cost of insurance ...............                -               -               -               -
  charges and administration charges
  (notes 2b and 2c) ................................          (487,870)         (8,540)         (5,673)         (1,490)
                                                        --------------         -------         -------          ------
    Net equity transactions ........................        24,335,536         400,828         275,556          90,905
                                                        --------------         -------         -------          ------

Net change in contract owners' equity ..............        26,899,259         459,304         306,135          96,106
Contract owners' equity beginning of period ........                -               -               -               -
                                                        --------------         -------         -------          ------
Contract owners' equity end of period ..............    $   26,899,259         459,304         306,135          96,106
                                                        ==============         =======         =======          ======

                                                     DrySRGro         DryStkIx        DryCapAp        FidVIPEI
                                                     --------         --------        --------        --------
Investment activity:
Reinvested dividends ...............................       13           16,440           1,424              -
Mortality and expense charges (note 3) .............       (5)          (4,323)           (168)             (7)
                                                        -----        ---------         -------           -----
  Net investment activity ..........................        8           12,117           1,256              (7)
                                                        -----        ---------         -------           -----

Proceeds from mutual fund shares sold ..............      403           74,709          18,997             238
Cost of mutual fund shares sold ....................     (360)         (68,241)        (16,543)           (216)
                                                        -----        ---------         -------           -----
  Realized gain (loss) on investments ..............       43            6,468           2,454              22
Change in unrealized gain (loss) on investments ....      836          901,380          24,110             853
                                                        -----        ---------         -------           -----
  Net gain (loss) on investments ...................      879          907,848          26,564             875
                                                        -----        ---------         -------           -----
Reinvested capital gains ...........................      287            4,384              -               -
                                                        -----        ---------         -------           -----
    Net increase (decrease) in contract owners'
      equity resulting from operations .............    1,174          924,349          27,820             868
                                                        -----        ---------         -------           -----
Equity transactions:
Purchase payments received from
  contract owners
Transfers between funds ............................    4,085        1,344,322         254,590           3,459
Surrenders .........................................    3,639        3,839,399          26,358           5,196
Policy loans (net of repayments) (note 5) ..........       -                -               -               -
Redemptions to pay cost of insurance ...............       -                -               -               -
  charges and administration charges
  (notes 2b and 2c) ................................     (628)         (65,383)         (8,026)           (369)
                                                        -----        ---------         -------           -----
    Net equity transactions ........................    7,096        5,118,338         272,922           8,286
                                                        -----        ---------         -------           -----

Net change in contract owners' equity ..............    8,270        6,042,687         300,742           9,154
Contract owners' equity beginning of period ........       -                -               -               -
                                                        -----        ---------         -------           -----
Contract owners' equity end of period ..............    8,270        6,042,687         300,742           9,154
                                                        =====        =========         =======           =====

                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        For the Period May 1, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                FidVIPGr        FidVIPHI        FidVIPOv       FidVIPCon
                                                                --------        --------        --------       ---------
Investment activity:
Reinvested dividends ...............................           $       -               -               -               -
Mortality and expense charges (note 3) .............                (835)           (736)           (415)           (860)
                                                               ---------         -------         -------       ---------
  Net investment activity ..........................                (835)           (736)           (415)           (860)
                                                               ---------         -------         -------       ---------

Proceeds from mutual fund shares sold ..............              10,989          26,665          35,291          24,885
Cost of mutual fund shares sold ....................             (10,235)        (25,810)        (31,093)        (23,083)
                                                               ---------         -------         -------       ---------
  Realized gain (loss) on investments ..............                 754             855           4,198           1,802
Change in unrealized gain (loss) on investments ....             178,559          56,789          48,798         205,114
                                                               ---------         -------         -------       ---------
  Net gain (loss) on investments ...................             179,313          57,644          52,996         206,916
                                                               ---------         -------         -------       ---------
Reinvested capital gains ...........................                  -               -               -               -
                                                               ---------         -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............             178,478          56,908          52,581         206,056
                                                               ---------         -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners ..................................             877,191         797,529         322,715       1,010,459
Transfers between funds ............................             536,214         126,690         302,240          83,425
Surrenders .........................................                  -               -               -               -
Policy loans (net of repayments) (note 5) ..........                  -               -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ................................             (15,006)        (23,488)         (9,108)        (29,838)
                                                               ---------         -------         -------       ---------
    Net equity transactions ........................           1,398,399         900,731         615,847       1,064,046
                                                               ---------         -------         -------       ---------

Net change in contract owners' equity ..............           1,576,877         957,639         668,428       1,270,102
Contract owners' equity beginning of period ........                  -               -               -               -
                                                               ---------         -------         -------       ---------
Contract owners' equity end of period ..............           1,576,877         957,639         668,428       1,270,102
                                                               =========         =======         =======       =========

                                                           FidVIPGrOp        VKMSEmMkt         NSATBal       NSATCapAp
                                                           ----------        ---------         -------       ---------
Investment activity:
Reinvested dividends ...............................                -           10,770             579             864
Mortality and expense charges (note 3) .............             (220)             (72)            (39)           (308)
                                                              -------           ------          ------         -------
  Net investment activity ..........................             (220)          10,698             540             556
                                                              -------           ------          ------         -------

Proceeds from mutual fund shares sold ..............            3,540            3,311          10,977          39,188
Cost of mutual fund shares sold ....................           (3,522)          (3,263)        (10,455)        (35,989)
                                                              -------           ------          ------         -------
  Realized gain (loss) on investments ..............               18               48             522           3,199
Change in unrealized gain (loss) on investments ....           41,781           (5,933)            868          32,468
                                                              -------           ------          ------         -------
  Net gain (loss) on investments ...................           41,799           (5,885)          1,390          35,667
                                                              -------           ------          ------         -------
Reinvested capital gains ...........................               -                -              221          11,909
                                                              -------           ------          ------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............           41,579            4,813           2,151          48,132
                                                              -------           ------          ------         -------
Equity transactions:
Purchase payments received from
  contract owners ..................................           39,353           76,358          64,453         469,254
Transfers between funds ............................          315,460           10,866          16,856         (26,553)
Surrenders .........................................               -                -               -               -
Policy loans (net of repayments) (note 5) ..........               -                -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ................................           (3,286)          (1,302)         (2,533)        (19,108)
                                                              -------           ------          ------         -------
    Net equity transactions ........................          351,527           85,922          78,776         423,593
                                                              -------           ------          ------         -------

Net change in contract owners' equity ..............          393,106           90,735          80,927         471,725
Contract owners' equity beginning of period ........               -                -               -               -
                                                              -------           ------          ------         -------
Contract owners' equity end of period ..............          393,106           90,735          80,927         471,725
                                                              =======           ======          ======         =======

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        For the Period May 1, 1998 (commencement of operations) Through
                               December 31, 1998

                                                              NSATGlobEq       NSATGvtBd      NSATHIncBd       NSATMyMkt
                                                              ----------       ---------      ----------       ---------
Investment activity:
Reinvested dividends .......................................     $     5           7,625           1,789         116,826
Mortality and expense charges (note 3) .....................          (3)           (306)            (86)        (10,114)
                                                                 -------         -------         -------       ---------
  Net investment activity ..................................           2           7,319           1,703         106,712
                                                                 -------         -------         -------       ---------

Proceeds from mutual fund shares sold ......................          43           1,249          17,430       2,917,122
Cost of mutual fund shares sold ............................         (37)         (1,246)        (16,738)     (2,917,122)
                                                                 -------         -------         -------       ---------
  Realized gain (loss) on investments ......................           6               3             692              -
Change in unrealized gain (loss) on investments ............         365          (8,745)          2,935              -
                                                                 -------         -------         -------       ---------
  Net gain (loss) on investments ...........................         371          (8,742)          3,627              -

Reinvested capital gains ...................................          17           2,401              -               -
                                                                 -------         -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................         390             978           5,330         106,712
                                                                 -------         -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners ..........................................         259         314,799         138,276      14,686,986
Transfers between funds ....................................       1,883         195,168           3,992      (7,412,730)
Surrenders .................................................          -               -               -               -
Policy loans (net of repayments) (note 5) ..................          -               -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ........................................         (52)         (6,117)         (2,423)       (200,727)
                                                                 -------         -------         -------       ---------
    Net equity transactions ................................       2,090         503,850         139,845       7,073,529
                                                                 -------         -------         -------       ---------

Net change in contract owners' equity ......................       2,480         504,828         145,175       7,180,241
Contract owners' equity beginning of period ................          -               -               -               -
                                                                 -------         -------         -------       ---------
Contract owners' equity end of period ......................     $ 2,480         504,828         145,175       7,180,241
                                                                 =======         =======         =======       =========

                                                        NSATMSecBd       NSATMidCap      NSATSmCapV        NSATSmCo
                                                        ----------       ----------      ----------        --------
Investment activity:
Reinvested dividends .................................       3,801                4              -               -
Mortality and expense charges (note 3) ...............        (203)              (3)           (251)           (266)
                                                           -------            -----         -------         -------
  Net investment activity ............................       3,598                1            (251)           (266)
                                                           -------            -----         -------         -------

Proceeds from mutual fund shares sold ................       2,882               44             749           4,791
Cost of mutual fund shares sold ......................      (2,846)             (37)           (617)         (4,712)
                                                           -------            -----         -------         -------
  Realized gain (loss) on investments ................          36                7             132              79
Change in unrealized gain (loss) on investments ......         646              390          48,137          45,235
                                                           -------            -----         -------         -------
  Net gain (loss) on investments .....................         682              397          48,269          45,314

Reinvested capital gains .............................         233               -               -               -
                                                           -------            -----         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...............       4,513              398          48,018          45,048
                                                           -------            -----         -------         -------
Equity transactions:
Purchase payments received from
  contract owners ....................................     291,490              314          53,437         415,058
Transfers between funds ..............................      33,681            1,884         488,017          12,398
Surrenders ...........................................          -                -               -               -
Policy loans (net of repayments) (note 5) ............          -                -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ..................................      (3,898)             (52)         (1,592)        (14,608)
                                                           -------            -----         -------         -------
    Net equity transactions ..........................     321,273            2,146         539,862         412,848
                                                           -------            -----         -------         -------

Net change in contract owners' equity ................     325,786            2,544         587,880         457,896
Contract owners' equity beginning of period ..........          -                -               -               -
                                                           -------            -----         -------         -------
Contract owners' equity end of period ................     325,786            2,544         587,880         457,896
                                                           =======            =====         =======         =======

                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        For the Period May 1, 1998 (commencement of operations) Through
                               December 31, 1998

                                                               NSATStrVal       NSATTotRe      NBAMTGuard       NBAMTMCGr
                                                               ----------       ---------      ----------       ---------
Investment activity:
Reinvested dividends .....................................    $       697             262              -               -
Mortality and expense charges (note 3) ...................           (234)            (78)           (837)           (620)
                                                             ------------         -------       ---------       ---------
  Net investment activity ................................            463             184            (837)           (620)
                                                             ------------         -------       ---------       ---------

Proceeds from mutual fund shares sold ....................          5,193             975           7,799           4,507
Cost of mutual fund shares sold ..........................         (5,131)           (930)         (7,186)         (4,091)
                                                             ------------         -------       ---------       ---------
  Realized gain (loss) on investments ....................             62              45             613             416
Change in unrealized gain (loss) on investments ..........         41,599           5,900         163,218         232,006
                                                             ------------         -------       ---------       ---------
  Net gain (loss) on investments .........................         41,661           5,945         163,831         232,422
                                                             ------------         -------       ---------       ---------
Reinvested capital gains .................................             -            4,010              -               -
                                                             ------------         -------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................         42,124          10,139         162,994         231,802
                                                             ------------         -------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners ........................................        158,330          79,186         795,893         440,392
Transfers between funds ..................................         87,690          15,559         253,300         417,252
Surrenders ...............................................             -               -               -               -
Policy loans (net of repayments) (note 5) ................             -               -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ......................................         (4,477)         (1,494)        (13,527)         (8,273)
                                                             ------------         -------       ---------       ---------
    Net equity transactions ..............................        241,543          93,251       1,035,666         849,371
                                                             ------------         -------       ---------       ---------

Net change in contract owners' equity ....................        283,667         103,390       1,198,660       1,081,173
Contract owners' equity beginning of period ..............             -               -               -               -
                                                             ------------         -------       ---------       ---------
Contract owners' equity end of period ....................   $    283,667         103,390       1,198,660       1,081,173
                                                             ============         =======       =========       =========

                                                             NBAMTPart         OppCapAp          OppGro        OppGrInc
                                                             ---------         --------          ------        --------
Investment activity:
Reinvested dividends .....................................          -                -               -               -
Mortality and expense charges (note 3) ...................        (180)            (320)           (101)           (157)
                                                               -------          -------         -------         -------
  Net investment activity ................................        (180)            (320)           (101)           (157)
                                                               -------          -------         -------         -------

Proceeds from mutual fund shares sold ....................       2,278              857          28,812             906
Cost of mutual fund shares sold ..........................      (2,175)            (910)        (30,635)           (797)
                                                               -------          -------         -------         -------
  Realized gain (loss) on investments ....................         103              (53)         (1,823)            109
Change in unrealized gain (loss) on investments ..........      20,123           97,938          20,506          25,619
                                                               -------          -------         -------         -------
  Net gain (loss) on investments .........................      20,226           97,885          18,683          25,728
                                                               -------          -------         -------         -------
Reinvested capital gains .................................          -                -               -               -
                                                               -------          -------         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      20,046           97,565          18,582          25,571
                                                               -------          -------         -------         -------
Equity transactions:
Purchase payments received from
  contract owners ........................................     200,749          248,676          86,295         104,537
Transfers between funds ..................................      26,446          174,349          22,139         149,203
Surrenders ...............................................          -                -               -               -
Policy loans (net of repayments) (note 5) ................          -                -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ......................................      (4,731)          (5,124)         (1,833)         (2,412)
                                                               -------          -------         -------         -------
    Net equity transactions ..............................     222,464          417,901         106,601         251,328
                                                               -------          -------         -------         -------

Net change in contract owners' equity ....................     242,510          515,466         125,183         276,899
Contract owners' equity beginning of period ..............          -                -               -               -
                                                               -------          -------         -------         -------
Contract owners' equity end of period ....................     242,510          515,466         125,183         276,899
                                                               =======          =======         =======         =======

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
        For the Period May 1, 1998 (commencement of operations) Through
                               December 31, 1998

                                                              VEWrldEMkt       VEWrldHAs       VKMSRESec         WPGrInc
                                                              ----------       ---------       ---------         -------
Investment activity:
Reinvested dividends ....................................   $          -               -               -           2,979
Mortality and expense charges (note 3) ..................           (102)            (68)             (2)           (289)
                                                            ------------          ------          ------         -------
  Net investment activity ...............................           (102)            (68)             (2)          2,690
                                                            ------------          ------          ------         -------

Proceeds from mutual fund shares sold ...................          2,077           1,076              33           5,560
Cost of mutual fund shares sold .........................         (1,987)         (1,070)            (30)         (5,306)
                                                            ------------          ------          ------         -------
  Realized gain (loss) on investments ...................             90               6               3             254
Change in unrealized gain (loss) on investments .........         15,293          (2,039)            508          34,931
                                                            ------------          ------          ------         -------
  Net gain (loss) on investments ........................         15,383          (2,033)            511          35,185
                                                            ------------          ------          ------         -------
Reinvested capital gains ................................             -               -               -               -
                                                            ------------          ------          ------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................         15,281          (2,101)            509          37,875
                                                            ------------          ------          ------         -------
Equity transactions:
Purchase payments received from
  contract owners .......................................         87,572          75,264             311         373,642
Transfers between funds .................................         32,251          10,866          13,626          59,416
Surrenders ..............................................             -               -               -               -
Policy loans (net of repayments) (note 5) ...............             -               -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................         (1,951)         (1,280)            (53)        (12,701)
                                                            ------------          ------          ------         -------
    Net equity transactions .............................        117,872          84,850          13,884         420,357
                                                            ------------          ------          ------         -------

Net change in contract owners' equity ...................        133,153          82,749          14,393         458,232
Contract owners' equity beginning of period .............             -               -               -               -
                                                            ------------          ------          ------         -------
Contract owners' equity end of period ...................   $    133,153          82,749          14,393         458,232
                                                            ============          ======          ======         =======

                                                             WPIntEq        WPPVenCap
                                                             -------        ---------
Investment activity:
Reinvested dividends ....................................      1,012               -
Mortality and expense charges (note 3) ..................       (180)            (154)
                                                             -------          -------
  Net investment activity ...............................        832             (154)
                                                             -------          -------

Proceeds from mutual fund shares sold ...................      3,488            1,938
Cost of mutual fund shares sold .........................     (3,431)          (1,774)
                                                             -------          -------
  Realized gain (loss) on investments ...................         57              164
Change in unrealized gain (loss) on investments .........     15,648           36,237
                                                             -------          -------
  Net gain (loss) on investments ........................     15,705           36,401
                                                             -------          -------
Reinvested capital gains ................................         -                -
                                                             -------          -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     16,537           36,247
                                                             -------          -------
Equity transactions:
Purchase payments received from
  contract owners .......................................    160,067          162,740
Transfers between funds .................................     51,953           24,240
Surrenders ..............................................         -                -
Policy loans (net of repayments) (note 5) ...............         -                -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................     (3,326)          (3,441)
                                                             -------          -------
    Net equity transactions .............................    208,694          183,539
                                                             -------          -------

Net change in contract owners' equity ...................    225,231          219,786
Contract owners' equity beginning of period .............         -                -
                                                             -------          -------
Contract owners' equity end of period ...................    225,231          219,786
                                                             =======          =======


See accompanying notes to financial statements.

                       NATIONWIDE VL SEPARATE ACCOUNT - C

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                 (American Century VP);
                American Century VP - American Century VP Income & Growth
                 (ACVPIncGr)
                American Century VP - American Century VP International
                 (ACVPInt)
                American Century VP - American Century VP Value
                 (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                 (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                 (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
               (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                 (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service
                 Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)

                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Capital Appreciation Fund (OppCapAp) Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust
               (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate
                 Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1998, contract owners have invested in all of the above funds except for Nationwide SAT - Equity Income Fund and Nationwide SAT
         - Strategic Growth Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
         Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On corporate flexible premium contracts, the Company deducts a charge for state premium taxes of 3.5% on all premiums received to cover the payment of premium taxes. Additionally, the Company deducts a front-end sales load not to exceed 5.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For corporate flexible premium contracts, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. On a current basis this charge is $5.00 per month in all policy years. On a guaranteed basis this charge is $10.00 per month in all policy years.

         The above charges are assessed against each contract by liquidating units.

(3)  ASSET CHARGES

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. On a current basis this rate will be .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account. There were no death benefits paid in the current year.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account. There were no policy loans in the current year.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                                                                               PERIOD
   Contract owners' equity represented by:                          UNITS        UNIT VALUE                    RETURN*
                                                                  ---------      ----------                    -------
      The BEST of AMERICA(R) America's FUTURE Life Series(SM):
         American Century VP - American
            Century VP Income & Growth                             42,170       $ 10.891732       $  459,304        9%
         American Century VP - American
            Century VP International                               31,340          9.768200          306,135       (2)%
         American Century VP - American
            Century VP Value                                       10,252          9.374321           96,106       (6)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                         742         11.144998            8,270       11%
         Dreyfus Stock Index Fund                                 547,841         11.030001        6,042,687       10%
         Dreyfus VIF -
            Capital Appreciation Portfolio                         27,277         11.025485          300,742       10%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class                                             924          9.906965            9,154       (1)%
         Fidelity VIP - Growth Portfolio -
            Service Class                                         130,876         12.048634        1,576,877       20%
         Fidelity VIP - High Income Portfolio -
            Service Class                                         106,365          9.003329          957,639      (10)%
         Fidelity VIP - Overseas Portfolio -
            Service Class                                          70,301          9.508092          668,428       (5)%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class                                         112,018         11.338370        1,270,102       13%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class                              34,950         11.247664          393,106       12%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                        13,412          6.765184           90,735      (32)%
         Nationwide SAT - Balanced Fund                             8,085         10.009481           80,927        0%
         Nationwide SAT -
            Capital Appreciation Fund                              42,152         11.191056          471,725       12%
         Nationwide SAT - Global Equity Fund                          239         10.374941            2,480        4%
         Nationwide SAT - Government Bond Fund                     47,339         10.664112          504,828        7%
         Nationwide SAT - High Income Bond Fund                    14,446         10.049520          145,175        0%
         Nationwide SAT - Money Market Fund                       695,771         10.319833        7,180,241        3%
         Nationwide SAT - Multi Sector Bond Fund                   32,607          9.991296          325,786        0%
         Nationwide SAT -
            Select Advisers Mid Cap Fund                              259          9.821278            2,544       (2)%
         Nationwide SAT - Small Cap Value Fund                     68,511          8.580808          587,880      (14)%
         Nationwide SAT - Small Company Fund                       50,558          9.056852          457,896       (9)%
         Nationwide SAT - Strategic Value Fund                     31,219          9.086371          283,667       (9)%
         Nationwide SAT - Total Return Fund                        10,192         10.144232          103,390        1%


                                                                     (Continued)

         Neuberger & Berman AMT -
            Guardian Portfolio                                    128,350           9.338993        1,198,660       (7)%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio                               95,708          11.296584        1,081,173       13%
         Neuberger & Berman AMT -
            Partners Portfolio                                     25,973           9.337008          242,510       (7)%
         Oppenheimer VAF -
            Capital Appreciation Fund                              53,218           9.685930          515,466       (3)%
         Oppenheimer VAF - Growth Fund                             11,744          10.659314          125,183        7%
         Oppenheimer VAF -
            Growth & Income Fund                                   30,977           8.938847          276,899      (11)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                        21,058           6.323175          133,153      (37)%
         Van Eck WIT -
            Worldwide Hard Assets Fund                             12,094           6.842178           82,749      (32)%
         Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio                                    1,612           8.928571           14,393      (11)%
         Warburg Pincus Trust -
            Growth & Income Portfolio                              46,093           9.941469          458,232       (1)%
         Warburg Pincus Trust -
            International Equity Portfolio                         25,320           8.895388          225,231      (11)%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                         24,245           9.065227          219,786       (9)%
                                                                 --------          ---------        ---------
                                                                                                 $ 26,899,259
                                                                                                 ============


* This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized and does not include contract charges satisfied by surrendering units.

                          Independent Auditors' Report


TheBoard of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-C:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C as of December 31, 1998, and the related statement of operations and changes in contract owners' equity for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VL Separate Account-C as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for the period May 1, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company